FINANCIAL INSTRUMENTS - RISK MANAGEMENT	6 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
FINANCIAL INSTRUMENTS - RISK MANAGEMENT

13.   FINANCIAL INSTRUMENTS – RISK MANAGEMENT

Financial instruments by category

The following tables show additional information required under IFRS 7 on the financial assets and liabilities recorded as of December 31, 2025, and June 30, 2025.

Financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	12/31/2025	06/30/2025	12/31/2025	06/30/2025
Cash and cash equivalents	9,173,159	19,488,145	1,891,524	13,206,934
Other financial assets	49	58	1,515,145	2,040,038
Trade receivables	156,198,261	168,366,767	—	—
Other receivables (*)	25,178,484	23,975,920	—	—
Total	190,549,953	211,830,890	3,406,669	15,246,972
(*)	Advances expenses and tax balances are not included.

Financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	12/31/2025	06/30/2025	12/31/2025	06/30/2025
Trade and other payables	140,023,626	141,779,322	1,035,746	3,135,008
Borrowings	123,968,071	157,926,152	251,120	—
Secured notes	104,354,169	102,270,445	—	—
Lease liability	10,883,102	16,411,981	—	—
Consideration for acquisition	1,156,123	1,075,234	7,530	1,083,814
Total	380,385,091	419,463,134	1,294,396	4,218,822

Financial instruments measured at fair value

Measurement at fair value at 12/31/2025	Level 1	Level 2	Level 3
Financial assets at fair value
Moolec Science S.A. shares	38,278	—	—
Other investments	1,476,867	—	—
Financial liability at fair value
Trade and other payables	—	1,035,746	—
Borrowings	251,120	—	—
Consideration for acquisition	7,530	—	—

Measurement at fair value at 06/30/2025	Level 1	Level 2	Level 3
Financial assets at fair value
Mutual funds	144,606	—	—
Moolec Science S.A. shares	976,425	—	—
Other investments	919,007	—	—
Financial liability at fair value
Trade and other payables	—	3,135,008	—
Consideration for acquisition	1,083,814	—	—

Estimation of fair value

The fair value of marketable securities, mutual funds and US Treasury Bills is calculated using the market approach using quoted prices in active markets for identical assets. The quoted marked price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

The Group’s financial liabilities, which were not traded in an active market, were determined using valuation techniques that maximize the use of available market information and thus rely as little as possible on specific estimates of the entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instruments are included in level 2.

If one or more of the significant inputs is not based on observable market data, the instruments are included in level 3.

The Group’s policy is to recognize transfers between different categories of fair value hierarchy at the time they occur or when there are changes in the circumstances that cause the transfer. There were no transfers between levels of the fair value hierarchy. There were no changes in economic or business circumstances affecting fair value.

Financial instruments not measured at fair value

The financial instruments not measured at fair value include cash and cash equivalents, trade accounts receivable, other accounts receivable, trade payables and other debts, borrowings, financed payments and convertible notes.

The carrying value of financial instruments not measured at fair value does not differ significantly from their fair value, except for borrowings (Note 5.10).

Management estimates that the carrying value of the financial instruments measured at amortized cost approximates their fair value.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting its financial obligations when they come due.

The following table sets out the contractual maturities of financial liabilities:

			Between one and
As of December 31, 2025	Up to 3 months	3 to 12 months	three periods
Trade and other payables	47,104,064	42,304,366	51,650,942
Borrowings	37,490,039	52,573,189	34,155,963
Secured notes(1)	104,354,169	—	—
Leasing liabilities	775,543	1,989,529	8,118,030
Consideration for acquisition	—	791,280	372,373
Total	189,723,815	97,658,364	94,297,308

			Between one and
As of June 30, 2025	Up to 3 months	3 to 12 months	three periods
Trade and other payables	35,989,362	60,443,242	48,481,726
Borrowings	78,084,912	41,643,214	38,198,026
Secured notes(1)	102,270,445	—	—
Leasing liabilities	1,010,540	5,873,502	9,527,939
Consideration for acquisition	—	1,761,274	397,774
Total	217,355,259	109,721,232	96,605,465

(1)As described in Note 5.11, the Secured notes were reclassified as current liability following the acceleration event.

The generation of cash flow over the next twelve months depends on the success of the initiatives mentioned in Note 2, which cannot be guaranteed as they rely on factors not entirely within the Group’s control. The uncertainty surrounding our ability to secure additional financing contributes to material uncertainty that raises substantial doubt regarding the Group’s ability to continue as a going concern.

Currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rate. Currency on foreign exchange risk arises when the Group enters into transactions denominated in a currency other than its functional currency.

The table below sets forth our net exposure to currency risk as of December 31, 2025:

Net foreign currency position	12/31/2025	06/30/2025
Amount expressed in US$	(6,553,972)	(3,805,325)

Considering only this net currency exposure as of December 31, 2025 if an US Dollar revaluation or depreciation in relation to other foreign currencies with the remaining variables remaining constant, would have a positive or a negative impact on comprehensive income as a result of foreign exchange gains or losses. We estimate that a devaluation or an appreciation of the US Dollar other currencies of 10% during the period ended December 31, 2025 would have resulted in a net pre-tax loss or gain of approximately $0.655 million.